Share Capital - Option Fair Value Assumptions (Details)	3 Months Ended
Mar. 31, 2025 yr $ / shares
Share Capital
Expected stock price volatility	113.00%
Risk-free interest rate	4.00%
Expected life of options | yr	5
Stock price on date of grant | $ / shares	$ 1.33